UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Minnesota Fund

May 31, 2013

	Principal
	Amount	Value
Municipal Bonds – 99.45%
Corporate-Backed Revenue Bonds – 4.68%
Cloquet Pollution Control Revenue (Potlatch Project) 5.90% 10/1/26	$7,000,000	$7,026,040
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	8,000,000	7,861,600
Sartell Environmental Improvement Revenue (International Paper) Series A 5.20% 6/1/27	7,265,000	7,266,889
St. Paul Port Authority Solid Waste Disposal Revenue (Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	7,895,000	7,770,575
		29,925,104
Education Revenue Bonds – 8.78%
Duluth Housing & Redevelopment Authority Revenue (Public School Academy)
Series A 5.875% 11/1/40	3,500,000	3,755,885
Minnesota Colleges & Universities Revenue Fund Series A
5.00% 10/1/20	1,060,000	1,281,084
5.00% 10/1/21	1,340,000	1,634,478
5.00% 10/1/28	8,900,000	10,166,558
5.00% 10/1/29 (NATL-RE)	5,665,000	6,111,742
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,275,013
Series 6-J1 5.00% 5/1/36	2,225,000	2,257,174
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,606,975
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,130,980
Series 7-D
5.00% 3/1/30	1,500,000	1,683,825
5.00% 3/1/40	3,000,000	3,303,750
(St. Catherine University) Series 7-Q
5.00% 10/1/21	1,300,000	1,503,892
5.00% 10/1/23	350,000	402,374
5.00% 10/1/24	475,000	539,287
5.00% 10/1/27	200,000	222,690
(St. Olaf College) Series 7-F 4.50% 10/1/30	2,000,000	2,155,640
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	2,034,360
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	5,000,000	5,492,750
Series 7-A 5.00% 101/29	2,000,000	2,183,840
Series 7-U 4.00% 4/1/27	500,000	539,195
Series 7-U 5.00% 4/1/23	550,000	666,270
University of Minnesota Series A
4.00% 2/1/37	3,860,000	4,060,681
5.00% 12/1/27	1,000,000	1,184,140
		56,192,583
Electric Revenue Bonds – 4.90%
Central Minnesota Municipal Power Agency (Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/42	1,500,000	1,634,745
Chaska Electric Revenue (Generating Facilities) Series A 5.00% 10/1/30	3,000,000	3,194,550
Hutchinson Utilities Commission Revenue Series A
4.00% 12/1/21	700,000	778,484
5.00% 12/1/19	520,000	616,294
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/35	3,000,000	3,194,550
Series A
5.00% 10/1/34	6,250,000	6,548,813
5.125% 10/1/29	3,000,000	3,150,840

Rochester Electric Utility Revenue Series B
5.00% 12/1/27	295,000	352,380
5.00% 12/1/28	275,000	325,996
5.00% 12/1/31	1,365,000	1,588,614
5.00% 12/1/33	300,000	347,112
5.00% 12/1/43	1,000,000	1,127,580
Southern Minnesota Municipal Power Agency Supply System Revenue Series A
5.25% 1/1/16 (AMBAC)	500,000	558,480
^Capital Appreciation 6.70% 1/1/25 (NATL-RE)	5,000,000	3,463,500
Western Minnesota Municipal Power Agency Series A 5.00% 1/1/27	3,750,000	4,465,200
		31,347,138
Healthcare Revenue Bonds – 37.00%
Aitkin Health Care Facilities Revenue (Riverwood Health Care Center) 5.60% 2/1/32	2,100,000	2,163,903
Alexandria Senior Housing Revenue (Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,598,115
6.20% 7/1/45	2,000,000	2,132,500
Anoka Health Care Facility Revenue (Homestead Anoka Project) Series A
7.00% 11/1/40	1,000,000	1,074,010
7.00% 11/1/46	1,220,000	1,305,546
Anoka Housing Facilities Revenue (Senior Homestead Anoka Project) Series B 6.875% 11/1/34	2,015,000	2,180,613
Apple Valley Economic Development Authority Health Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	2,762,910
Breckenridge Catholic Health Initiatives Series A 5.00% 5/1/30	2,500,000	2,579,150
Deephaven Housing & Healthcare (St. Therese Senior Living Project) Series A
5.00% 4/1/38	730,000	733,329
5.00% 4/1/40	705,000	703,914
5.00% 4/1/48	500,000	486,645
Duluth Economic Development Authority (St. Luke's Hospital Authority Obligation Group)
5.75% 6/15/32	600,000	640,482
6.00% 6/15/39	3,570,000	3,853,922
Fergus Falls Health Care Facilities Revenue (Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,291,750
5.40% 8/1/40	1,000,000	1,039,750
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	520,090
4.00% 4/1/25	660,000	680,308
4.00% 4/1/31	450,000	452,147
Maple Grove Health Care System Revenue (Maple Grove Hospital) 5.25% 5/1/37	2,950,000	3,056,908
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A
6.375% 11/15/23	180,000	216,292
6.625% 11/15/28	3,000,000	3,637,860
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,385,545
Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,567,600
5.00% 11/15/34 (AMBAC)	4,750,000	4,863,858
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	1,055,985
Minneapolis National Marrow Donor Program Revenue 4.875% 8/1/25	6,430,000	6,609,333
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children's Hospital) Series A
5.00% 8/15/30	2,750,000	2,848,835
5.25% 8/15/35	2,085,000	2,341,601
(Health Partners Obligation Group Project) 5.875% 12/1/29	1,000,000	1,023,590
Minnesota Agricultural & Economic Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,896,402
(Essentia Remarketing) Series C-1
5.00% 2/15/30 (ASSURED GTY)	5,725,000	6,203,782
5.25% 2/15/23 (ASSURED GTY)	5,000,000	5,778,750
5.50% 2/15/25 (ASSURED GTY)	5,120,000	5,915,597
(Fairview Health Care System)
Un-Refunded Balance Series A
5.75% 11/15/26 (NATL-RE)	180,000	180,290
6.375% 11/15/29	15,000	15,059

Northfield Hospital & Skilled Nursing Revenue 5.375% 11/1/26	3,785,000	3,944,803
Red Wing Senior Housing (Deer Crest Project) Series A
5.00% 11/1/27	430,000	453,186
5.00% 11/1/32	330,000	337,197
5.00% 11/1/42	1,250,000	1,251,813
Rochester Health Care & Housing Revenue (Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,853,969
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	13,225,000	13,489,499
•Series A 4.00% 11/15/30	2,500,000	2,860,425
•Series C 4.50% 11/15/38	1,000,000	1,192,100
Series D Remarketing 5.00% 11/15/38	6,405,000	7,126,331
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	346,144
5.00% 7/1/33	650,000	727,233
5.875% 7/1/30	1,850,000	2,116,622
Sartell Health Care Facilities Revenue (Country Manor Campus Project) Series A
5.25% 9/1/27	1,280,000	1,333,197
6.375% 9/1/42	2,435,000	2,571,482
Sauk Rapids Health Care Housing Facilities Revenue (Good Shepheard Lutheran Home) 5.125% 1/1/39	1,350,000	1,361,637
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	2,029,020
5.25% 9/1/34	7,000,000	7,081,760
Sherburne County Health Care Facilities Revenue (Guardian Angels Health Services)
5.55% 10/1/36	1,500,000	1,517,835
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31 (ASSURED GTY)	1,000,000	1,096,870
5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,486,780
Series A
5.00% 5/1/25	1,035,000	1,092,650
5.125% 5/1/30	10,350,000	11,519,446
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services)
5.75% 7/1/39	16,975,000	18,898,436
Series C
5.50% 7/1/23	3,000,000	3,336,150
5.625% 7/1/26	1,925,000	2,136,153
5.75% 7/1/30	5,000,000	5,552,750
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	5,720,000	6,630,624
Series A-1 5.25% 11/15/29	5,605,000	6,201,764
(Health Partners Obligation Group Project) 5.25% 5/15/36	7,900,000	8,300,214
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
6.00% 11/15/30	4,000,000	4,270,720
6.00% 11/15/35	10,340,000	11,004,447
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities
(Senior Carondelet Village Project) Series A 6.00% 8/1/42	3,075,000	3,239,297
(Senior Episcopal Homes Project) 5.125% 5/1/48	3,100,000	2,986,168
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marion Center Project) Series A
5.30% 11/1/30	500,000	507,135
5.375% 5/1/43	500,000	505,935

Stillwater Health Care Revenue (Health System Obligation Group) 5.00% 6/1/35	1,000,000	1,017,400
Washington County Housing & Redevelopment Authority Healthcare & Housing Revenue
(Birchwood & Woodbury Projects) Series A 5.625% 6/1/37	1,500,000	1,533,345
Wayzata Senior Housing Revenue (Folkestone Senior Living Community) Series A
5.50% 11/1/32	1,050,000	1,135,512
5.75% 11/1/39	2,365,000	2,577,850
6.00% 5/1/47	3,685,000	4,033,196
Winona Health Care Facilities Revenue (Winona Health Obligation Group)
4.50% 7/1/25	850,000	880,575
4.65% 7/1/26	540,000	559,985
		236,894,026
Housing Revenue Bonds – 5.69%
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Series A 7.25% 11/1/29	710,000	711,079
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	8,000,000	8,168,320
(Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)	775,000	776,070
(Trinity Apartments) Series A 6.75% 5/1/21 (HUD)	1,220,000	1,221,842
Minnesota Housing Finance Agency
(Residential Housing)
•Series D 4.80% 7/1/38 (AMT)	2,200,000	2,245,694
Series I 4.85% 7/1/38 (AMT)	1,650,000	1,693,857
Series I 5.15% 7/1/38 (AMT)	4,595,000	4,712,540
Series L 5.10% 7/1/38 (AMT)	8,880,000	9,468,300
Series M 4.875% 7/1/37 (AMT)	4,370,000	4,457,444
Minnesota Housing Finance Agency Homeownership Finance (Non-Agency
Mortgage-Backed Securities Program) Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	2,305,000	2,453,442
Willmar Housing & Redevelopment Authority Multifamily Housing Revenue (Highland Apartments)
5.85% 6/1/19 (HUD)	525,000	525,677
		36,434,265
Lease Revenue Bonds – 4.34%
Minnesota General Fund Revenue Appropriations Series B
4.00% 3/1/26	7,635,000	8,354,904
5.00% 3/1/27	3,840,000	4,515,341
5.00% 3/1/28	2,500,000	2,916,725
5.00% 3/1/29	6,475,000	7,510,741
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research Facilities Funding Program) Series A 5.00% 8/1/35	3,960,000	4,501,055
		27,798,766
Local General Obligation Bonds – 10.05%
Anoka County Capital Improvements Series A 5.00% 2/1/22	500,000	582,490
Brainerd Independent School District #181 (School Building) Series A
4.00% 2/1/22	2,255,000	2,460,633
4.00% 2/1/23	5,990,000	6,471,117
Farmington Independent School District #192 (School Building) Series B 5.00% 2/1/27 (AGM)	10,705,000	11,376,204
^Mahtomedi Independent School District #832 Capital Appreciation Series B 5.85% 2/1/14 (NATL-RE)	1,540,000	1,537,613
Metropolitan Council Waste Water Treatment
Series B 5.00% 12/1/21	1,200,000	1,277,700
Series C 5.00% 3/1/28	5,000,000	5,568,600
New Brighton Tax Increment Series A 5.00% 2/1/27 (NATL-RE)	1,000,000	1,116,730
Olmsted County Series A 4.00% 2/1/24	1,500,000	1,695,615
Prior Lake-Savage Independent School District #719 (School Building) Series B 5.00% 2/1/19 (AGM)	3,145,000	3,376,189
^Sartell-St. Stephen Independent School District #748 Capital Appreciation Series B
6.05% 2/1/15 (NATL-RE)	1,075,000	1,056,628
6.10% 2/1/16 (NATL-RE)	1,750,000	1,693,388
Shakopee Independent School District #720 (School Building)
4.00% 2/1/26	1,600,000	1,759,200
5.00% 2/1/20	1,385,000	1,672,027
5.00% 2/1/21	1,000,000	1,216,440
South Washington County Independent School District #833 (School Building) Series A
4.75% 2/1/25	2,500,000	2,832,600
4.75% 2/1/26	3,600,000	3,971,268
4.75% 2/1/27	2,300,000	2,549,320

St. Paul Independent School District #625 (School Building) Series B
5.00% 2/1/20	1,140,000	1,381,851
5.00% 2/1/26	2,355,000	2,829,321
Staples United Hospital District (Todd Morrison ETC Hospital Health Care Facilities-Lakewood)
5.00% 12/1/21	2,000,000	2,089,380
5.125% 12/1/24	1,000,000	1,037,340
Watertown-Mayer Independent School District #111 4.00% 2/1/19	950,000	1,082,506
Willmar City (Rice Memorial Hospital Project) Series A
5.00% 2/1/25	2,210,000	2,573,368
5.00% 2/1/27	1,000,000	1,148,140
		64,355,668
§Pre-Refunded/Escrowed to Maturity Bonds – 10.88%
Dakota-Washington Counties Housing & Redevelopment Authority Single Family Residential
Mortgage Revenue
8.15% 9/1/16 (NATL-RE) (IBC) (GNMA) (AMT)	405,000	491,135
(Anoka County) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	12,321,000
(Bloomington Mortgage) Series B 8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	20,163,843
Southern Minnesota Municipal Power Agency Supply Revenue
5.75% 1/1/18-13 (AMBAC) (TCRS)	590,000	628,716
5.75% 1/1/18-13 (NATL-RE) (IBC)	910,000	969,714
Series A 5.75% 1/1/18-13	3,420,000	3,644,420
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services)
Series B 5.25% 7/1/30-14	7,000,000	7,372,470
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project) Series 3-12 5.125% 12/1/27-13	3,000,000	3,073,410
(Robert Street Office Building Project) Series 3-11
4.75% 12/1/23-13	2,000,000	2,045,200
5.00% 12/1/27-13	2,500,000	2,559,625
University of Minnesota Series A 5.50% 7/1/21	12,500,000	15,527,750
Western Minnesota Municipal Power Agency Supply Revenue Series A 9.75% 1/1/16 (NATL-RE)	715,000	852,573
		69,649,856
Special Tax Revenue Bonds – 3.71%
Hennepin County Sales Tax Revenue (Second Lien-Ballpark Project) Series B
5.00% 12/15/19	2,100,000	2,452,485
5.00% 12/15/20	1,000,000	1,165,480
5.00% 12/15/24	1,150,000	1,335,449
Minneapolis Development Revenue (Limited Tax Supported Common Bond Fund) Series 2-A
6.00% 12/1/40	3,000,000	3,447,270
Minneapolis Tax Increment Revenue (St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	996,170
Minnesota 911 Revenue (Public Safety Radio Communication System Project)
5.00% 6/1/24	2,925,000	3,385,512
5.00% 6/1/25	2,000,000	2,298,320
Puerto Rico Sales Tax Financing Revenue First Subordinate Series A
5.50% 8/1/42	2,500,000	2,643,175
5.75% 8/1/37	4,760,000	5,136,754
St. Paul Port Authority (Brownsfields Redevelopment Tax) Series 2 5.00% 3/1/37	775,000	853,624
		23,714,239
State General Obligation Bonds – 4.11%
Minnesota State
Series A
5.00% 10/1/24	8,750,000	10,571,837
5.00% 10/1/27	5,280,000	6,292,440
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,899,850
(Various Purposes) Series A 4.00% 8/1/27	3,250,000	3,571,328
		26,335,455

Transportation Revenue Bonds – 3.37%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Senior Series A 5.00% 1/1/28	1,250,000	1,409,050
Subordinate Series B
5.00% 1/1/21	2,600,000	3,118,934
5.00% 1/1/26	575,000	665,919
5.00% 1/1/27	1,160,000	1,336,761
5.00% 1/1/28	2,750,000	3,151,088
5.00% 1/1/29	120,000	136,724
5.00% 1/1/30	1,675,000	1,900,355
5.00% 1/1/31	1,250,000	1,415,175
St. Paul Housing & Redevelopment Authority Parking Revenue (Parking Facilities Project)
Series A
5.00% 8/1/30	1,870,000	2,073,381
5.00% 8/1/35	1,145,000	1,237,104
(Smith Avenue Project) Series B 5.00% 8/1/35	1,500,000	1,621,680
St. Paul Port Authority Revenue (Amherst H Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,528,639
		21,594,810
Water & Sewer Revenue Bonds – 1.94%
Metropolitan Council Waste Water Revenue
Series B
4.00% 9/1/27	2,400,000	2,608,368
5.00% 9/1/25	3,245,000	3,952,540
Series E
5.00% 9/1/22	2,745,000	3,425,952
5.00% 9/1/24	2,000,000	2,455,340
		12,442,200
Total Municipal Bonds (cost $596,539,341)		636,684,110

Short-Term Investments – 0.64%
¤Variable Rate Demand Notes – 0.64%
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care
Revenue (Allina Health System)
Series B-1 0.08% 11/15/35 (LOC-JPMorgan Chase Bank N.A.)	2,100,000	2,100,000
Series B-2 0.07% 11/15/35 (LOC-JPMorgan Chase Bank N.A.)	2,000,000	2,000,000
Total Short-Term Investments (cost $4,100,000)		4,100,000

Total Value of Securities – 100.09%
(cost $600,639,341)		640,784,110
Liabilities Net of Receivables and Other Assets – (0.09%)		(586,003)
Net Assets Applicable to 50,099,942 Shares Outstanding – 100.00%		$640,198,107

^Zero coupon security. The rate shown is the yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of May 31, 2013. Interest rates reset periodically.
§Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
¤Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of May 31, 2013.

Summary of Abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FHA – Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corporation Collateral
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral
HUD – Housing and Urban Development Section 8
IBC – Insured Bond Certificate
LOC – Letter of Credit
NATL-RE – Insured by National Public Finance Guarantee Corporation
TCRS – Temporary Custodial Receipts
VA – Veterans Administration Collateral

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Tax-Free Funds – Delaware Tax-Free Minnesota Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not threshold” are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2009–Aug. 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At May 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$600,639,341
Aggregate unrealized appreciation	$42,254,083
Aggregate unrealized depreciation	(2,109,314)
Net unrealized appreciation	$40,144,769

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2013:

Level 2
Municipal Bonds	$636,684,110
Short-Term Investments	4,100,000
$640,784,110

During the period ended May 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Geographic, Credit, and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in Puerto Rico, the Virgin Islands, and Guam whose bonds are also free of individual state income taxes.

The value of the Fund’s investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2013, 11% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investors Service (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in certain obligations held by the Fund that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding.” "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

4. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to May 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: